OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Financial assets designated at FVTPL	£ 60	£ 8
Financial assets mandatorily at FVTPL	76	254
Net loss in the year attributable to changes in credit risk for loans and advances at FVTPL	0	0	£ (1)
Cumulative net loss attributable to changes in credit risk	£ (3)	£ (3)	£ (3)